Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Normal Recurring Adjustments, which are Necessary for Fair Statement of Results of Interim Periods

The following financial information reflects all normal recurring adjustments, which are, in the opinion of management, necessary for a fair statement of the results of the interim periods. Selected quarterly financial data for years ended December 31, 2011 and 2010 are as follows (in thousands except per share data):

	Year Ended December 31, 2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Selected quarterly financial data:
Total operating expenses	$4,414	$4,926	$6,257	$5,810
Net loss	(4,697)	(5,208)	(6,540)	(6,071)
Net loss attributable to common stockholders	(4,697)	(5,208)	(6,540)	(6,071)
Net loss per common stockholder — Basic and diluted (1)	$(0.15)	$(0.17)	$(0.21)	$(0.19)

	Year Ended December 31, 2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Selected quarterly financial data:
Total operating expenses	$4,216	$5,693	$6,119	$6,043
Net loss	2,577	(4,101)	(6,082)	(6,253)
Net loss attributable to common stockholders	193	(4,821)	(6,082)	(6,253)
Net loss per common stockholder — Basic and diluted (1)	$0.12	$(0.20)	$(0.20)	$(0.20)

(1)	Net loss per common stockholder is computed independently for each of the quarters presented. Therefore the sum of the quarterly net loss per share will not necessarily equal the total for the year.
(2)	The unaudited quarterly results of operations for the quarter ended December 31, 2011, includes $401,000 of personnel and severance costs related to our work force reduction (Note 6) which took place in December of 2011.